Share Capital (Tables)	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of common shares issued and outstanding

Common shares issued and outstanding from June 30, 2024 to December 31, 2025 are as follows:

	Number of common shares	Amount
	#	$
Balance, June 30, 2024	1,982,003	50,127,974
Shares issued on ATM financings	5,842,892	63,274,574
Share issue costs	—	(16,672,731)
Shares issued per agreements	776,535	8,325,336
Shares issued per option agreements	155,730	1,490,860
Share based compensation	14,615	186,031
Treasury shares held for cancellation	(22,919)	(191,898)
Cash paid in lieu on shares consolidation	(689)	(3,740)
Balance, June 30, 2025	8,748,167	106,536,406
Shares issued on ATM financings	6,755,183	50,685,642
Share issue costs	—	(9,269,409)
Balance, December 31, 2025	15,503,350	147,952,639